Financial Assets and Liabilities - Movements in Level 3 Fair Value Measurements (Details) - Level 3 [member] - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	€ 157,950	€ 0
Additions	0	142,467
Remeasurement recognized in financial income or expense	(64,597)	(9,736)
Ending balance	€ 93,353	€ 132,731